Share-Based Payment - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Jun. 12, 2020 shares $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 4.00
Maximum term of options granted	ten years
Expense from share based payment transactions with employees | ¥		¥ 413	¥ 232
Share Option Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 55.00
Number of share options granted	305,601,702
Number of participants	9,914
Percentage of share capital	1.50%
First Batch Share Options Granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares options granted	40.00%
Number of trading days vested after grant date	24 months
Second Batch Share Options Granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares options granted	30.00%
Number of trading days vested after grant date	36 months
Third Batch Share Options Granted [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares options granted	30.00%
Number of trading days vested after grant date	48 months
Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions with employees | ¥		¥ 413	¥ 232
Increase decrease through exercise of options, Shares		0	0
Number of share options exercised in share-based payment arrangement		0	0
Number of share options exercisable in share based payment arrangement		0	0
Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		0
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of total share capital		10.00%